Bank loans	12 Months Ended
Dec. 31, 2025
Bank loans
Bank loans

Note 12 — Bank loans

Outstanding balance of bank loans consisted of the following:

	Loan	Loan	Loan	Loan	Effective
As of December 31, 2025	commencement	maturity	amount in	amount in	interest
Short-term bank loans	date	date	RMB	US$	rate
Bank of China (a)	August 21, 2025	August 20, 2026	5,000,000	714,684	3.35%
Industrial and Commercial Bank of China	April 18, 2025	April 17, 2026	3,740,000	534,584	3.10%
Agriculture Bank of China(b)	December 26, 2025	December 25, 2026	3,500,000	500,279	3.25%
Bank of China	April 21, 2025	April 20, 2026	2,000,000	285,873	3.10%
Chengdu Rural Commercial Bank(c)	May 28, 2025	May 27, 2026	1,000,000	142,937	3.20%
Total short-term bank loans			15,240,000	2,178,357

Long-term bank loans
China Construction Bank	March 21, 2025	March 21, 2028	1,000,000	142,937	3.05%

	Loan	Loan	Loan	Loan	Effective
As of December 31, 2024	commencement	maturity	amount in	amount in	interest
Short-term bank loans	date	date	RMB	US$	rate
Bank of China (d)	August 30, 2024	August 29, 2025	4,000,000	571,747	3.35%
(a)	On August 21, 2025, Kebiao Technology obtained an RMB5,000,000 unsecured loan from Bank of China for a term of twelve months, with Mr. Yuan Li as a co-borrower, at a fixed annual interest rate of 3.35% per annum.
(b)	On December 26, 2025, Kebiao Techbology obtained an RMB3,500,000 loan from Agriculture Bank of China for a term of twelve months, with Mr. Yuan Li as the guarantor, at a fixed annual interest rate of 3.25% per annum.
(c)	On May 28, 2025, Kebiao Techbology obtained an RMB1,000,000 loan from Chengdu Rural Commercial Bank for a term of twelve months, with Mr. Yuan Li and Jiade Zhigao both as guarantors, at a fixed annual interest rate of 3.20% per annum.

Note 12 — Bank loans (continued)

(d)	On August 30, 2024, Kebiao Techbology obtained an RMB4,000,000 unsecured loan from Bank of China for a term of twelve months, with Mr. Yuan Li as a co-borrower, at a fixed annual interest rate of 3.35% per annum. The loan was fully repaid on August 11, 2025.

Interest expenses were RMB65,315, RMB108,090 and RMB301,551 (US$43,103) for the years ended December 31, 2023, 2024 and 2025, respectively. The effective interest rates were 4.79%, 3.35% and 3.17% for the years ended December 31, 2023, 2024 and 2025, respectively.